Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Estimates of Future Commitments	Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (i)	$110,990	$53,417	$53,594	$32,367	$12,397	$148,887	$411,652
Gas supply and service agreements (ii)	108,351	80,109	52,985	38,258	25,596	166,289	471,588
Service agreements	66,323	58,865	57,395	55,144	46,585	323,799	608,111
Capital projects	58,522	—	—	—	—	—	58,522
Land easements and others	13,160	13,308	13,482	13,657	13,824	467,691	535,122
Total	$357,346	$205,699	$177,456	$139,426	$98,402	$1,106,666	$2,084,995
(i)    Power purchase: AQN’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as at June 30, 2022. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.
(ii)     Gas supply and service agreements: AQN’s gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.